Common Stock Warrant (Details Narrative) - USD ($)	Oct. 03, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants issued		$ 5,600,100
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued	$ 5,600,000
Exercise price	$ 0.0001
Warrants term	7 years
Warrants expires date	Oct. 03, 2032